Subsequent Events	10 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than the amendments to the Business Combination Agreement and Senti Support Agreements as discussed in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.